Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Total property and equipment	$ 22,479,112	$ 22,515,931	$ 1,354,484	$ 847,303
Less accumulated depreciation	(2,403,717)	(516,144)	(113,158)	(77,861)
Net equipment	20,075,395	21,999,787	1,241,326	769,442
Leasehold Improvements [Member]
Total property and equipment	113,608	98,444	17,772	15,475
Furniture and Fixtures [Member]
Total property and equipment	87,791	154,777	8,102	33,751
Vehicles [Member]
Total property and equipment	103,511	103,511	89,388	36,500
Equipment [Member]
Total property and equipment	19,473,184	18,689,140	879,871	184,626
Tooling [Member]
Total property and equipment	126,190	117,390	359,351	579,951
Construction in Progress [Member]
Total property and equipment	$ 2,574,828	$ 3,352,669